Provision For Lease Return Costs For Aircraft And Engines	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Provision For Lease Return Costs For Aircraft And Engines
38	Provision for lease return costs for aircraft and engines

	2021 RMB million	2020 RMB million
At January 1	6,990	7,178
Accrual	373	283
Utilisation	(93)	(471)

At December 31	7,270	6,990
Less: current portion	—	(24)

Non-current portion	7,270	6,966